Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories
10. Inventories

The balance of this account comprises the following amounts:

a.      Composition

	December 31, 2024	December 31, 2023
Finished products	186,683	218,600
Work in process	58,355	59,659
Raw materials	23,668	16,663
Right to returned goods (i)	8,075	5,587
	276,781	300,509

(i)	Represents the Company’s right to recover products from customers when customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations.